1933 Act File No. 2-91776
                                                   1940 Act File No. 811-3984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 ------

     Pre-Effective Amendment No.       ..........................

     Post-Effective Amendment No.   34    .......................  X_
                                  --------                       ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _ X
                                                                 -------

     Amendment No.   29   ....................................... _X
                   -------                                       ------

                           INTERNATIONAL SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on January 31, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on __________________ pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, D.C.  20037


PROSPECTUS

FEDERATED INTERNATIONAL EQUITY FUND

A Portfolio of International Series, Inc.



CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



A mutual fund seeking to obtain a total return on its assets by investing primarily in equity securities of companies based outside the United States.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             7
How is the Fund Sold?                                            9
How to Purchase Shares                                           9
How to Redeem and Exchange Shares                               11
Account and Share Information                                   13
Who Manages the Fund?                                           14
Financial Information                                           15


JANUARY 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to obtain a total return on its assets. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation), and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

This investment objective may be changed by the Fund's Directors without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The investment adviser (Adviser) manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

  Using its own quantitative process, the Adviser ranks the future performance potential of companies by evaluating each company's earnings potential and management quality as well as reviewing the company's financial statements and earnings forecasts. The Adviser then evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Considering this fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

 .  fluctuations in the value of equity securities in foreign securities markets,

   and



 . fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

An investment in the Fund involves additional risks such as risks of foreign investing, sector and regional risks and Euro risks.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

"Risk/Return Bar Chart and Table omitted.  See IEFPROappx.doc."

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

Within the period shown in the chart, the Fund's Class A Shares highest quarterly return was 24.31% (quarter ended March 31, 1998). Its lowest quarterly return was (19.77)% (quarter ended September 30, 1990).

Average Annual Total Return

Average Annual Return for the Fund's Class A, Class B and Class C Shares, compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index (EAFE).


Calendar Period           Class A      Class B      Class C       EAFE
1 Year                     17.85%       18.24%       22.79%      20.00%
5 Years                     7.39%          --         7.68%       9.19%
10 Years                    7.10%          --           --       20.64%


1 The Fund's Class A, Class B, and Class C Shares start of performance dates were August 17, 1984, September 28, 1994, and April 1, 1993, respectively.

The table shows the Fund's Class A, Class B and Class C Shares average annual total returns averaged over a period of years relative to the EAFE.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL EQUITY FUND

FEES AND EXPENSES



This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, and C Shares.


Shareholder Fees

Fees Paid Directly From Your Investment                                                         Class A   Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               5.50%     None      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or                None      5.50%     1.00%

 redemption proceeds, as applicable)

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a        None      None      None
 percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                                 None      None      None
Exchange Fee                                                                                       None      None      None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                     1.00%     1.00%     1.00%
Distribution (12b-1) Fee                                                                           None      0.75%     0.75%
Shareholder Services Fee                                                                           0.25%     0.25%     0.25%
Other Expenses                                                                                     0.38%     0.38%     0.38%
Total Annual Fund Operating Expenses                                                               1.63%   2.38%1      2.38%


1 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class              1 Year    3 Years     5 Years     10 Years
Class A Shares
Expenses assuming           $707      $1,036      $1,388       $2,377

 redemption

Expenses assuming no        $707      $1,036      $1,388       $2,377
 redemption
Class B Shares

Expenses assuming           $791      $1,142      $1,470       $2,530
 redemption
Expenses assuming no        $241      $  742      $1,270       $2,530
 redemption
Class C Shares

Expenses assuming           $341      $  742      $1,270       $2,716
 redemption
Expenses assuming no        $241      $  742      $1,270       $2,716
 redemption

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.


  Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?


FOREIGN SECURITIES



Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50%

   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



EQUITY SECURITIES



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.



COMMON STOCKS



Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

What are the Specific Risks of Investing in the Fund?

The specific risks associated with foreign securities are as follows:


CURRENCY RISKS

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

, Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

EURO RISKS

 . The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

LIQUIDITY RISKS

 . Trading opportunities are more limited for equity securities issued by companies located in emerging markets. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.



The specific risks associated with equity securities are as follows:


STOCK MARKET RISKS

 .  The value of equity securities in the Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

 . The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR AND REGIONAL RISKS

 . Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, or geographic region, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector or geographic region.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                       Minimum
                       Initial/

                      Subsequent

                      Investment         Maximum Sales Charge

Shares Offered         Amounts1

                                                        Contingent
                                       Front-End         Deferred

                                         Sales            Sales
                                        Charge2          Charge3

Class A                 $1500/$100        5.50%            0.00%
Class B                 $1500/$100        None             5.50%
Class C                 $1500/$100        None             1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.
2 Front-End Sales Charge is expressed as a percentage of public offering price.See "Sales Charge When You Purchase."

3   See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE



Class A Shares

                                       Sales Charge

                                     as a Percentage          Sales Charge
                                        of Public           as a Percentage

Purchase Amount                       Offering Price             of NAV
Less than $50,000                         5.50%                   5.82%
$50,000 but less than$100,000             4.50%                   4.71%
$100,000 but less than$250,000            3.75%                   3.90%
$250,000 but less than$500,000            2.50%                   2.56%
$500,000 but less than$1million           2.00%                   2.04%
$1 million or greater/1/                  0.00%                   0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge; combining concurrent purchases of Shares:
   -  by you, your spouse, and your children under age 21; or



   - of the same share class of two or more Federated Funds (other than money market funds);



 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;



 .  by exchanging shares from the same share class of another Federated Fund
   (other than a money market fund);



 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge; or

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . as a Director [Trustee] or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).



Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.




Class B Shares

Shares Held Up To:                                      CDSC
1 year                                                   5.50%
2 years                                                  4.75%
3 years                                                  4.00%
4 years                                                  3.00%
5 years                                                  2.00%
6 years                                                  1.00%
7 years or more                                          0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.



You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;

 .  that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

 .  if after you purchase Shares you become disabled as defined by the IRS.



In addition, you will not be charged a CDSC:


 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 . if your redemption is a required retirement plan distribution; . upon the death of the last surviving shareholder of the account

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.
To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC;



 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and



 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to investors who wish to spread their investments beyond the United States and are prepared to accept the particular risks associated with these investments, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares.Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.



THROUGH AN INVESTMENT PROFESSIONAL



 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire
Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number



You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:



 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the

Fund receives your written request in proper form.


Send requests by mail to:



 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham   Street

 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all Shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.



Call your investment professional or the Fund if you need special instructions.



Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or



 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an

   ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or



 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS



In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:



 .  ensure that the account registrations are identical;

 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.



An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.



SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM



You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

 .  you redeem 12% or less of your account value in a single year;
 .  your account is at least one year old;
 . you reinvest all dividends and capital gains distributions; and . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains.Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers and investment analysts are:

Drew J. Collins

Drew J. Collins has been the Fund's portfolio manager since September 1995. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/ Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Henry A. Frantzen

Henry A. Frantzen has been the Fund's portfolio manager since September 1995. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen is the Chief Investment Officer responsible for the Global and International funds in the Federated Fund Complex. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

John Quartarolo

John Quartarolo is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Quartarolo joined Federated in December 1998. He was an Industry Analyst and later became an Assistant Vice President/Industry Analyst, Global Securities Research with Merrill Lynch & Co., Inc. from January 1996 through November 1998. From July 1993 to January 1996, Mr. Quartarolo was a ratings analyst for Standard & Poors. Mr. Quartarolo is a Chartered Financial Analyst. He earned his B.B.A. from Hofstra University.

Anthony Graziano

Anthony Graziano is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Graziano joined Federated in July 1997. He earned his M.B.A. from the University of Virginia.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights_Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                          1998         1997        1996         1995         1994
Net Asset Value, Beginning of Period          $  17.93     $  17.32     $  17.89     $  18.53     $  16.49
Income from Investment Operations:

Net investment income (loss)                   (0.01)1        0.041         0.03         0.09         0.15
Net realized and unrealized gain (loss)           2.99         0.95         1.38         0.17         1.96
 on investments and foreign currency

   TOTAL FROM INVESTMENT                          2.98         0.99         1.41         0.26         2.11
   OPERATIONS
Less Distributions:

Distributions from net investment income                                   (0.09)      (0.003)       (0.07)
 TOTAL DISTRIBUTIONS FROM NET                                              (0.09)      (0.003)       (0.07)
   INVESTMENT INCOME

Distributions from net realized gain on          (1.35)       (0.38)       (1.89)       (0.90)
 investments and foreign currency

 transactions

   TOTAL DISTRIBUTIONS                           (1.35)       (0.38)       (1.98)       (0.90)       (0.07)
Net Asset Value, End of Period                $  19.56     $  17.93     $  17.32     $  17.89     $  18.53
Total Return/2/                                  17.78%        5.89%        8.63%        1.60%       12.82%

Ratios to Average Net Assets:

Expenses                                          1.63%        1.71%        1.68%        1.57%        1.61%
Net investment income (loss)                     (0.06%)       0.23%        0.15%        0.42%
Expense waiver/reimbursement/3/                                0.10%        0.15%        0.18%
Supplemental Data:

Net assets, end of period (000 omitted)       $172,160     $134,858     $172,938     $191,911     $261,178
Portfolio turnover                                 243%         210%         119%         166%          73%


1  Amount based on average outstanding Shares.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

Financial Highlights_Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                            1998         1997          1996         1995         1994/1/
Net Asset Value, Beginning of Period            $  17.48     $  17.04      $  17.70       $18.50     $   19.61
Income from Investment Operations:

Net investment income (loss)                       (0.16)/2/    (0.10)/2/     (0.03)       (0.08)        (0.01)
Net realized and unrealized gain (loss) on          2.92         0.92          1.26         0.18         (1.10)
 investments and foreign currency

 TOTAL FROM INVESTMENT OPERATIONS                   2.76         0.82          1.23         0.10         (1.11)
Less Distributions:
Distributions from net investment income
                                                                            (0.00)/3/

Distributions in excess of net investment                        0.00
 income

Total distributions from net investment                          0.00

 income

Distributions from net realized gain on            (1.35)       (0.38)        (1.89)       (0.90)
 investments and foreign currency

 transactions

 TOTAL DISTRIBUTIONS                               (1.35)       (0.38)        (1.89)       (0.90)
Net Asset Value, End of Period                  $  18.89     $  17.48      $  17.04       $17.70     $   18.50
Total Return/4/                                    16.92%        4.97%         7.59%         0.6%/8/     (5.27%)/5/

Ratios to Average Net Assets:

Expenses                                            2.38%        2.56%         2.58%        2.52%         2.59%/5/
Net investment income (loss)                       (0.84%)      (0.59%)       (0.74%)      (0.52%)       (0.88%)/5/
Supplemental Data:

Net assets, end of period (000 omitted)         $ 35,689     $ 23,629      $ 16,707       $6,370     $   1,214
Portfolio turnover                                   243%         210%          119%         166%           73%


1 Reflects operations for the period from September 19, 1994 (date of initial public investment) to November 30, 1994.

2  Amount based on average outstanding Shares.

3 Distributions from net investment income is less than $0.01 per share. 4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
5  Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's

Annual Report, dated November 30, 1998, which can be obtained free of charge. Financial HighlightsClass C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





Year Ended November 30                              1998          1997         1996          1995         1994
Net Asset Value, Beginning of Period              $  17.28      $  16.85       $17.50      $  18.30       $16.41
Income from Investment Operations:

Net investment income (loss)                         (0.16)/1/     (0.11)/1/        (0.10)        (0.12)       (0.05)
Net realized and unrealized gain (loss) on            2.89          0.92         1.34          0.22         1.98
 investments and foreign currency

 TOTAL FROM INVESTMENT OPERATIONS                     2.73          0.81         1.24          0.10         1.93
Less Distributions:
Distributions from net investment income                                         0.00/2/      (0.00)/2/
Distributions in excess of net investment                                                                  (0.04)
 income/3/

 TOTAL DISTRIBUTIONS FROM NET INVESTMENT                                         0.00         (0.00)       (0.04)
  INCOME

Distributions from net realized gain on              (1.35)        (0.38)       (1.89)        (0.90)
 investments and foreign currency transactions
 TOTAL DISTRIBUTIONS                                 (1.35)        (0.38)       (1.89)        (0.90)       (0.04)
Net Asset Value, End of Period                    $  18.66      $  17.28       $16.85      $  17.50       $18.30
Total Return/4/                                      16.94%         4.96%        7.75%         0.69%       11.75%

Ratios to Average Net Assets:

Expenses                                              2.38%         2.56         2.57%         2.46%        2.55%
Net investment income (loss)                         (0.83%)       (0.67%)      (0.72%)       (0.47%)      (0.91%)
Expense waiver/reimbursement/5/                       0.00%         0.00%        0.01%         0.04%        0.00%
Supplemental Data:

Net assets, end of period (000 omitted)           $ 14,145      $  8,841       $7,580      $  7,146       $8,836
Portfolio turnover                                     243%          210%         119%          166%          73%



1  Amount based on average outstanding Shares.

2  Distribution from net investment income is less than $0.01 per share.
3  Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.

[FEDERATED LOGO]

Federated
International
Equity Fund

A Portfolio of International Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov.You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[FEDERATED LOGO]

Federated International Equity Fund

Federated Investors Funds
Federated Investors Tower
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3984
Cusip 46031P308

Cusip 46031P605
Cusip 46031P407

G00692-02-ABC (1/99)


     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated International Equity Fund as of the calendar year-end for each of ten years.

     The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods for the last ten calendar years of the Federated International Equity Fund's Class A Shares, beginning with December 31, 1989. The chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 18.34%, (11.55%), 7.53%, (5.89%), 31.29%, 0.49%, 6.52%, 5.76%, 7.08%, and 24.68%, respectively.

STATEMENT OF ADDITIONAL INFORMATION

FEDERATED INTERNATIONAL EQUITY FUND

A Portfolio of International Series, Inc.

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Class A Shares, Class B Shares, and Class C Shares of Federated International Equity Fund (Fund), dated January 31, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

January 31, 1999

                  CONTENTS
                  How is the Fund Organized?
                  Securities in Which the Fund Invests
                  What do Shares Cost?
                  How is the Fund Sold?
                  How to Buy Shares
                  Redemption in Kind
                  Account and Share Information
                  Tax Information
                  Who Manages and Provides Services to the Fund?
                  How Does the Fund Measure Performance?
                  Who is Federated Investors, Inc.?
                     Financial Information
                  Investment Ratings
                  Addresses

CUSIP 46031P308
CUSIP 46031P605
CUSIP 46031P407

   1010302B (1/99)

HOW IS THE FUND ORGANIZED?


     The Fund is a diversified portfolio of International Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on February 11, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Corporation changed its name from FT Series, Inc., to International Series, Inc. on March 15, 1994.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares, and Class C Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FOREIGN SECURITIES

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced,

    services performed, or sales made in another country.

        Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

    DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

    FOREIGN EXCHANGE CONTRACTS

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

    FOREIGN GOVERNMENT SECURITIES

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes additional types of equity securities in which the Fund invests.

    COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

    INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

    TREASURY SECURITIES

     Treasury securities are direct obligations of the government of a foreign country.

    AGENCY SECURITIES

     Agency securities are issued or guaranteed by a foreign governmental agency or other government sponsored entity acting under foreign governmental authority (a GSE). Foreign governments support some GSEs with its full, faith and credit. Other GSEs receive support through governmental subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

    CORPORATE DEBT SECURITIES

        Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CONVERTIBLE SECURITIES

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

   INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The fixed income securities in which the Fund will invest will possess a minimum credit rating of A as assigned by Standard & Poor's or A by Moody's Investors Service, Inc., or, if unrated, judged by the Adviser to be of comparable quality. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

DERIVATIVE CONTRACTS

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

        Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

    OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Fund may:

     Write call options on portfolio securities and securities which the Fund has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Write put options on all or any portion of its portfolio of securities(to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     Write call option and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value or as a hedge against rising purchase prices of securities eligible for purchase by the Fund. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

    SWAPS

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

        CURRENCY SWAPS

     Currency swap agreements provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

    HYBRID INSTRUMENTS

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.

SPECIAL TRANSACTIONS
    REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.

    SECURITIES LENDING

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

   CURRENCY RISKS

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

EURO RISKS

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

LIQUIDITY RISKS

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



STOCK MARKET RISKS

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR AND REGIONAL RISKS

     o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, or geographic region, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector or geographic region.

RISKS RELATED TO INVESTING FOR GROWTH

     o DUE TO THEIR RELATIVELY HIGH VALUATIONS, GROWTH STOCKS ARE TYPICALLY MORE VOLATILE THAN VALUE STOCKS. FOR INSTANCE, THE PRICE OF A GROWTH STOCK MAY EXPERIENCE A LARGER DECLINE ON A FORECAST OF LOWER EARNINGS, A NEGATIVE FUNDAMENTAL DEVELOPMENT, OR AN ADVERSE MARKET DEVELOPMENT. FURTHER, GROWTH STOCKS MAY NOT PAY DIVIDENDS OR MAY PAY LOWER DIVIDENDS THAN VALUE STOCKS. THIS MEANS THEY DEPEND MORE ON PRICE CHANGES FOR RETURNS AND MAY BE MORE ADVERSELY AFFECTED IN A DOWN MARKET COMPARED TO VALUE STOCKS THAT PAY HIGHER
DIVIDENDS.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

     With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

ACQUIRING SECURITIES

     The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, or acquire any securities of Fiduciary Trust Company International or its affiliates.


CONCENTRATION OF INVESTMENTS

     The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

BORROWING

     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.)

PLEDGING ASSETS

     The Fund will not mortgage, pledge, or hypothecate assets, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. Neither the deposit of underlying securities or other assets in escrow in connection with the writing of put or call options or the purchase of securities on a when-issued basis, nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

BUYING ON MARGIN

     The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.

ISSUING SENIOR SECURITIES

     The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.

UNDERWRITING

     The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.

INVESTING IN REAL ESTATE

     The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts, provided that the sum of its initial margin deposits for financial futures contracts held by the Fund, plus premiums paid by it for open options on financial futures contracts may not exceed 5% of the fair market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts. Further, the Fund may engage in foreign currency transactions and purchase or sell forward contracts with respect to foreign currencies and related options.

LENDING CASH OR SECURITIES

     The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or its Articles of Incorporation.

INVESTING IN MINERALS

     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

SELLING SHORT

     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.


     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


PURCHASING SECURITIES TO EXERCISE CONTROL

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.

DEALING IN PUTS AND CALLS

     The Fund will not write call options or put options on securities, except hat the Fund may write covered call options and secured put options on all or any portion of its portfolio, provided the securities are held in the Fund's portfolio or the Fund is entitled to them in deliverable form without further payment or the Fund has segregated cash in the amount of any further payments. The Fund will not purchase put options on securities unless the securities or an offsetting call option is held in the Fund's portfolio. The Fund may also purchase, hold or sell (i) contracts for future delivery of securities or currencies and (ii) warrants granted by the issuer of the underlying securities.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.


PORTFOLIO TURNOVER


     The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the Adviser believes it is appropriate, regardless of how long those securities have been held. For the fiscal years ended November 30, 1998 and 1997, the portfolio turnover rates were 243% and 210%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS


     Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES


     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT (CLASS A SHARES)

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV, without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


FEDERATED LIFE MEMBERS

     Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE


     These reductions or eliminations are offered because no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES


     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES


     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

AMOUNT                  ADVANCE PAYMENTS AS A PERCENTAGE OF PUBLIC
                        OFFERING PRICE

First $1 - $5           0.75%
million
---------------------
Next $5 - $20           0.50%
million
---------------------
Over $20 million        0.25%

---------------------

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

HOW TO BUY SHARES


     SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: The Provident Bank, Cincinnati, Ohio, 6.54% of Class A Shares; Hubco, Birmingham, Alabama, 33.18% of Class C Shares; and Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Jacksonville, Florida, 14.47% of Class C Shares.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX


     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS


     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of two funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME                                                                          AGGREGATE       TOTAL
BIRTHDATE                                                                     COMPENSATION    COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM            FROM CORPORATION
------------------------     FOR PAST 5 YEARS                                 CORPORATION     AND FUND COMPLEX
POSITION WITH
CORPORATION
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Corporation and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN and DIRECTOR        Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Corporation and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
DIRECTOR                     Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund          $1,405.25     $125,264.48 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Corporation and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

DIRECTOR

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund          $1,405.25     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Corporation and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
DIRECTOR                     Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Corporation and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
DIRECTOR                     Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund          $1,277.32     $113,860.02 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Corporation and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
DIRECTOR                     Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.                          Federated Funds; Management Consultant.                          Corporation and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
DIRECTOR                     Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Corporation and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
DIRECTOR                     Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

-------------------------

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Corporation and
Pittsburgh, PA                                                                                54 other
DIRECTOR                     Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
JOHN S. WALSH                Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Corporation and
1957                         Heat Wagon, Inc.; President and Director,                        22 other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies
DIRECTOR                     Manufacturers Products, Inc.; Director,                          in the Fund
                             Walsh & Kelly, Inc.; formerly, Vice                              Complex
                             President, Walsh & Kelly, Inc.

-------------------------
GLEN R. JOHNSON              Trustee, Federated Investors, Inc.; staff                 $0     $0 for the
Birthdate: May 2, 1929       member, Federated Securities Corp.                               Corporation and
Federated Investors                                                                           8 other
Tower                                                                                         investment
1001 Liberty Avenue                                                                           companies
Pittsburgh, PA                                                                                in the Fund
PRESIDENT                                                                                     Complex
-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Corporation and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
EXECUTIVE VICE PRESIDENT     Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Corporation and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Corporation and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT and SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Corporation and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Corporation and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
VICE PRESIDENT               Corp.                                                            Complex
-------------------------
HENRY A. FRANTZEN            Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: November 28,      various other Funds in the Federated Fund                        Corporation and
1942                         Complex; Executive Vice President,                               3 other
Federated Investors          Federated Investment Counseling, Federated                       investment
Tower                        Global Research Corp., Federated Advisers,                       companies
1001 Liberty Avenue          Federated Management, Federated Research,                        in the Fund
Pittsburgh, PA               and Passport Research, Ltd.; Registered                          Complex
CHIEF INVESTMENT OFFICER     Representative, Federated Securities Corp.;
                             Vice President, Federated Investors, Inc.;
                             Formerly: Executive Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Chief Investment Officer/Manager,
                             International Equities, Brown Brothers
                             Harriman & Co.; Managing Director, BBH
                             Investment Management Limited.
-------------------------
DREW J. COLLINS              Drew J. Collins has been the Fund's                       $0     $0 for the
Birthdate:  December         portfolio manager since September 1995. He                       Corporation and
19, 1956                     is Vice President  of the Corporation.  Mr.                      one other
Federated Investors          Collins joined Federated Investors in 1995                       investment
Tower                        as A SENIOR PORTFOLIO MANAGER AND a Senior                       company
                                ------------------------------
1001 Liberty Avenue          Vice President of the Fund's investment                          in the Fund
Pittsburgh, PA               adviser.  Mr. Collins served as Vice                             Complex
VICE PRESIDENT               President/Portfolio Manager of
                             international equity portfolios at Arnhold
                             and Bleichroeder, Inc. from 1994 to 1995.
                             He served as an Assistant Vice
                             President/Portfolio Manager for
                             international equities at the College
                             Retirement Equities Fund from 1986 to
                             1994.  Mr. Collins is a Chartered Financial
                             Analyst and received his M.B.A. in finance
                             from the Wharton School of The University
                             of Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.



INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.


     The Adviser shall not be liable to the Corporationor any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund
Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.



     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED NOVEMBER 30,
                                                 1998                 1997                1996
Advisory Fee Earned                        $2,137,661           $1,732,925          $2,004,435
---------------------------------
Advisory Fee Reduction                             $0                   $0                  $0
---------------------------------
Brokerage Commissions                      $2,652,870           $4,321,392          $1,602,769
---------------------------------
Administrative Fee                           $185,000             $185,000            $185,000
---------------------------------
12b-1 Fee

---------------------------------
   Class B Shares                            $233,953                 ----                ----
---------------------------------
   Class C  Shares                            $93,921                 ----                ----
---------------------------------
Shareholder Services Fee

---------------------------------
   Class A Shares                            $425,124                 ----                ----
---------------------------------
   Class B Shares                             $77,984                 ----                ----
---------------------------------
   Class C Shares                             $31,307                 ----                ----
---------------------------------



     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS

     Total returns given for the one-, five- ten-year and since inception periods ended NOVEMBER 30, 1998.
                       1 Year            5 Years            10 Years            Since Inception*
CLASS A SHARES

Total Return           11.32%            7.97%              6.28%                      12.45%
                       1 Year            5 Years            10 Years            Since Inception*

CLASS B SHARES


Total Return           11.42%            NA                 NA                  5.29%



                       1 Year            5 Years            10 Years            Since Inception*
CLASS C SHARES

Total Return           15.94%            8.28%              NA                  9.13%



* Class A Shares inception date was August 17, 1984.
   Class B Shares inception date was September 28, 1994.
   Class C Shares inception date was April 1, 1993.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     LIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.

     o EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

     o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated International Equity Fund dated November 30, 1998.


INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI--The rating CI is reserved for income bonds on which no interest is being paid.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.

     DDD, DD, and D--Bonds in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

     PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o       Leading market positions in well established industries.

o       High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FEDERATED INTERNATIONAL EQUITY FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER


Federated Global Investment Management Corp.
175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP

225 Franklin Street
Boston, MA 02110-2812









PROSPECTUS


Federated International Income Fund


A Portfolio of International Series, Inc.




CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking a high level of current income in U.S. dollars consistent with prudent investment risk by investing primarily in fixed income securities of foreign governments and their agencies. The Fund has a secondary objective of capital appreciation.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What do Shares Cost?                                             7
How is the Fund Sold?                                            9
How to Purchase Shares                                          10
How to Redeem and Exchange Shares                               11
Account and Share Information                                   14
Who Manages the Fund?                                           14
Financial Information                                           16




JANUARY 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income in U.S. dollars consistent with prudent investment risk. The Fund has a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing primarily in high quality fixed income securities with a minimum credit rating of A of foreign governments and their agencies. The Fund will endeavor to maintain a dollar-weighted average rating of its portfolio securities of AA. The Fund emphasizes investments in members of the Organization for Economic Cooperation and Development which have received investment grade ratings for securities denominated in their local currency.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:


 . fluctuations in the exchange rate between the U.S. dollar and foreign currencies, and

 .  a general rise in interest rates.



The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.




  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

[Risk/Return Bar Chart and Table]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 11.37% (quarter ended September 30, 1993). Its lowest quarterly return was (5.19)% (quarter ended March 31, 1997).


Average Annual Total Return




Average Annual Return for the Fund's Class A, Class B and Class C Shares, compared to the J.P. Morgan Global Traded Index Excluding U.S. (JPMGXUS).


Calendar Period        Class A      Class B      Class C       JPMGXUS
1 Year                     9.28%        8.16%       12.74%          18.30%
5 Years                    5.22%          --         5.40%           8.79%
Life of Fund/1/            8.84%        8.23%        8.90%          10.45%


 /1/ The Fund's Class A, Class B, and Class C Shares start of performance dates were June 4, 1991, September 28, 1994, and April 1, 1993, respectively.

    The table shows the Fund's Class A, Class B and Class C Shares average annual total returns averaged over a period of years relative to the JPMGXUS.

    Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.




What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL INCOME FUND

FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, and C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment                                                            Class
A     Class B    Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price).............
4.50%       None       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)........................................................................
None        5.50%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)...................................................................
None        None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................
None        None       None
Exchange Fee.....................................................................................
None        None       None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/................................................................................
0.75%       0.75%      0.75%
Distribution (12b-1) Fee/3/......................................................................
0.25%       0.75%      0.75%
Shareholder Services Fee/4/......................................................................
0.25%       0.25%      0.25%
Other Expenses...................................................................................
0.32%       0.32%      0.32%
Total Annual Fund Operating Expenses.............................................................
1.57%       2.07%/5/   2.07%


/1/ Although not contractually obligated to do so, the adviser, distributor and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.

       Waiver of Fund Expenses............................  0.24%  0.02%  0.02%

       Total Actual Annual Fund Operating
       Expenses (after waivers)...........................  1.33%  2.05%  2.05%

/2/ The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.73% for the year ended November 30, 1998.

/3/ For shareholders of Class A Shares, the distribution 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. This voluntary reduction can be terminated at any time. The distribution 12b-1 fee paid by the Fund's Class A Shares (after the voluntary reduction) was 0.10% for the year ended November 30, 1998.

/4/ The shareholder services fee for Class A Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary reduction) was 0.18% for the year ended November 30, 1998.

/5/ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B, and C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, B, and C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B, and C Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class              1 Year    3 Years     5 Years     10 Years
Class A
Expenses assuming
redemption                $603      $  923      $1,267       $2,233
Expenses assuming no
redemption                $603      $  923      $1,267       $2,233

Class B
Expenses assuming
redemption                $760      $1,049      $1,314       $2,272
Expenses assuming no
redemption                $210      $  649      $1,114       $2,272

Class C
Expenses assuming
redemption                $310      $  649      $1,114       $2,400
Expenses assuming no
redemption                $210      $  649      $1,114       $2,400


What are the Fund's Investment Strategies?


The Fund pursues its investment objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development (OECD). The OECD is an organization of 29 member countries which share the principles of the market economy and pluralist democracy. The original 20 members of the OECD are located in Western Europe and North America. More recently, Japan, Australia, New Zealand, Finland, Mexico, the Czech Republic, Hungary, Poland and Korea have joined. The Fund limits its investments to securities with a credit quality equal to an A rating or better. The Fund endeavors to maintain a dollar-weighted average credit rating of AA for its portfolio securities.

  The investment adviser (Adviser) uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Index) as a starting point for selecting portfolio securities. The Adviser looks for opportunities to enhance the Fund's performance by diverging from the Index. Such opportunities may cause the Adviser to weight the portfolio differently than the Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Index. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will not invest more than 30% of its assets in any one country.

  The Adviser weighs several factors in selecting investments for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors.

  Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then evaluates available investments in these countries based upon its outlook for interest and foreign exchange rates. The Adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?


FOREIGN SECURITIES

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.




FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

INVESTMENT RATINGS FOR HIGH QUALITY SECURITIES

The Adviser will determine the credit rating of a security based upon the credit ratings given by one or more nationally recognized rating services. Rating services assign ratings to securities based on their assessment of the likelihood of the issuer's ability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to a rated security. For example, the eligible ratings assigned by Standard & Poor's to high quality securities are AAA, AA, and A.



What are the Specific Risks of Investing in the Fund?


CURRENCY RISKS

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

EURO RISKS


 . The Fund makes significant investments in securities denominated in Euro, the new single currency of the European Monetary union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.


RISKS OF FOREIGN INVESTING

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.




BOND MARKET RISKS

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund's current NAV and public offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                         Minimum               Maximum Sales Charge
                         Initial/                            Contingent
                        Subsequent         Front-End          Deferred
                        Investment           Sales             Sales
Shares Offered           Amounts/1/         Charge/2/         Charge/3/
Class A                  $1500/$100           4.50%             0.00%
Class B                  $1500/$100           None              5.50%
Class C                  $1500/$100           None              1.00%

/1/ The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

/2/ Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

/3/  See "Sales Charge When You Redeem."



SALES CHARGE WHEN YOU PURCHASE

Class A Shares
                                          Sales Charge
                                        as a Percentage          Sales Charge
                                           of Public           as a Percentage
Purchase Amount                          Offering Price             of NAV
Less than $100,000                           4.50%                   4.71%
$100,000 but less than$250,000               3.75%                   3.90%
$250,000 but less than$500,000               2.50%                   2.56%
$500,000 but less than$1million              2.00%                   2.04%
$1 million or greater/1/                     0.00%                   0.00%


/1/ A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;


 .  combining concurrent purchases of Shares:

   --by you, your spouse, and your children under age 21; or

   --of the same share class of two or more Federated Funds (other than money market funds);


 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or


 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).


The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;



 .  by exchanging shares from the same share class of another Federated Fund
   (other than a money market fund);


 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge; or

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . as a Director [Trustee] or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


Class B Shares
Shares Held Up To:                                      CDSC
1 year                                                   5.50%
2 years                                                  4.75%
3 years                                                  4.00%
4 years                                                  3.00%
5 years                                                  2.00%
6 years                                                  1.00%
7 years or more                                          0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


You will not be charged a CDSC when redeeming Shares:


 .  purchased with reinvested dividends or capital gains;

 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;


 . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);


 . purchased through investment professionals that did not receive advanced sales payments; or


 .  if after you purchase Shares you become disabled as defined by the IRS.


In addition, you will not be charged a CDSC:


 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;


 .  if your redemption is a required retirement plan distribution;


 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to investors who wish to spread their investment, beyond the United States and are prepared to accept the particular risks associated with these investments, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).




RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares


You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and


 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.



By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number


You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company

 P.O. Box 8600
 Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company

 1099 Hingham Street
 Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARING HOUSE (ACH)


Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares


You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or


 .  directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL


Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.



DIRECTLY FROM THE FUND

By Telephone


You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.



By Mail


You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.


Send requests by mail to:

 Federated Shareholder Services Company

 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


 Federated Shareholder Services Company

 1099 Hingham Street
 Rockland, MA 02370-3317


All requests must include:

 .  Fund Name and Share Class, account number and account registration;


 .  amount to be redeemed or exchanged;


 .  signatures of all Shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


Call your investment professional or the Fund if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or


 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.



REDEMPTIONS FROM RETIREMENT ACCOUNTS


In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:


 .  ensure that the account registrations are identical;


 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES


You will not be charged a CDSC on SWP redemptions if:

 .  you redeem 12% or less of your account value in a single year;

 .  your account is at least one year old;

 .  you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS


The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Fund?


The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers and investment analyst are:

Robert M. Kowit

Robert M. Kowit has been the Fund's portfolio manager since December 1995. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Micheal W. Casey, Ph.D.

Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey has served as a Portfolio Manager and a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

Roberto Sanchez-Dahl

Roberto Sanchez-Dahl is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Sanchez-Dahl joined Federated in December 1997; from 1994 through November 1997, he served as an Emerging Markets Credit Associate with Goldman Sachs & Co. Mr. Sanchez-Dahl earned his M.B.A. from Columbia School of Business.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


Financial Information


FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.




Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended November 30                       1998         1997         1996         1995         1994
Net Asset Value, Beginning
of Period                                   $  10.65     $  11.92     $  11.38     $  10.52     $  11.86
Income from Investment Operations:
Net investment income                           0.52/1/      0.63/1/      0.74/1/      0.79         0.70
Net realized and unrealized gain (loss)
 on investments and foreign currency            0.53        (1.07)        0.67         0.84        (0.76)
   TOTAL FROM INVESTMENT
   OPERATIONS                                   1.05        (0.44)        1.41         1.63        (0.06
Less Distributions:
Distributions from net
investment income                              (0.48)       (0.83)       (0.87)       (0.77)       (0.63)
Total distributions from net realized
 gain on investments and foreign
 currency transactions                            --           --           --           --        (0.65)
   TOTAL DISTRIBUTIONS                         (0.48)       (0.83)       (0.87)       (0.77)       (1.28)
Net Asset Value, End of Period              $  11.22     $  10.65     $  11.92     $  11.38     $  10.52
Total Return/2/                                10.22%      (3.70)%       13.27%       16.12%      (0.84)%

Ratios to Average Net Assets:
Expenses                                        1.33%        1.30%        1.30%        1.30%        1.30%
Net investment income                           5.04%        5.83%        6.58%        6.79%        6.67%
Expense waiver/reimbursement/3/                 0.24%        0.26%        0.34%        0.40%        0.20%
Supplemental Data:
Net assets, end of period (000 omitted)     $138,567     $180,415     $200,758     $173,905     $209,008
Portfolio turnover                                37%          67%          92%          41%         136%


/1/ Per share information presented is based upon monthly average number of shares outstanding.

/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/3/ This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.





Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                              1998        1997        1996        1995
1994/1/
Net Asset Value, Beginning of Period               $ 10.62     $ 11.89      $11.36      $10.51      $
10.21
Income from Investment Operations:
Net investment income                                 0.46/2/     0.56/2/     0.84/2/     0.77
0.08
Net realized and unrealized gain (loss) on
 investments and foreign currency                     0.51       (1.08)       0.48        0.78
0.22
   TOTAL FROM INVESTMENT OPERATIONS                   0.97       (0.52)       1.32        1.55
0.30
Less Distributions:
Distributions from net investment income             (0.40)      (0.75)      (0.79)      (0.70)
--
Net Asset Value, End of Period                     $ 11.19     $ 10.62      $11.89      $11.36      $
10.51
Total Return/3/                                       9.45%     (4.43)%      12.41%      15.28%
2.44%

Ratios to Average Net Assets:
Expenses                                              2.05%       2.06%       2.11%       2.10%
2.11%/4/
Net investment income                                 4.31%       5.06%       5.76%       5.76%
7.07%/4/
Expense waiver/reimbursement/5/                       0.02%         --        0.02%       0.10%
0.10%/4/
Supplemental Data:
Net assets, end of period (000 omitted)            $13,174     $12,521      $8,641      $1,123      $
101
Portfolio turnover                                      37%         67%         92%         41%
136%


/1/ Reflects operations for the period from September 19, 1994 (date of initial public investment) to November 30, 1994.

/2/ Per share information presented is based upon the monthly average number of shares outstanding.

/3/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/4/  Computed on an annualized basis.

/5/ This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.






Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                           1998        1997         1996        1995        1994
Net Asset Value, Beginning of Period             $10.63      $ 11.89     $ 11.36     $ 10.48      $ 11.84
Income from Investment Operations:
Net investment income                              0.46/1/      0.56/1/     0.67/1/     0.60         0.58
Net realized and unrealized gain (loss)
 on investments and foreign currency               0.51        (1.08)       0.64        0.95        (0.72)
   TOTAL FROM INVESTMENT
   OPERATIONS                                      0.97        (0.52)       1.31        1.55        (0.14)
Less Distributions:
Distributions from net investment income          (0.40)       (0.74)      (0.78)      (0.67)       (0.57)
Total distributions from net realized
gain on investments and foreign
currency transactions                                --           --          --          --        (0.65)
   TOTAL DISTRIBUTIONS                            (0.40)       (0.74)      (0.78)      (0.67)       (1.22)
Net Asset Value, End of Period                   $11.20      $ 10.63     $ 11.89     $ 11.36      $ 10.48
Total Return/2/                                    9.42%      (4.42)%      12.31%      15.32%      (1.54)%

Ratios to Average Net Assets:
Expenses                                           2.05%        2.06        2.09%       2.06%        2.05%
Net investment income                              4.32%        5.10        5.80%       5.96%        6.00%
Expense waiver/reimbursement/3/                    0.02%          --        0.04%       0.14%        0.10%
Supplemental Data:
Net assets, end of period (000 omitted)          $6,654      $ 8,285     $14,976     $12,015      $ 8,098
Portfolio turnover                                   37%          67          92%         41%         136%


/1/ Per share information presented is based upon the monthly average number of shares outstanding.

/2/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

/3/ This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 1998, which can be obtained free of charge.






[LOGO OF FEDERATED]


Federated International Income Fund

A Portfolio of International Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.




[LOGO OF FEDERATED]

Federated International Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3984

Cusip 46031P100
Cusip 46031P506
Cusip 46031P209


G00494-02-ABC (1/99)


Federated is a registered mark
of Federated Investors, Inc.
1999 (C) Federated Investors, Inc.

   [RECYCLE
     LOGO]

HOW IS THE FUND ORGANIZED?


     The Fund is a non-diversified portfolio of International Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on February 11, 1991. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. The Corporation changed its name from FT Series, Inc., to International Series, Inc. on March 15, 1994.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares, and Class C Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. SECURITIES DESCRIPTIONS AND TECHNIQUES

FOREIGN SECURITIES

o Foreign securities are securities of issuers based outside the United States. The Fund invests primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development. These nations include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Iceland, Ireland, Italy, Luxembourg, Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

    FOREIGN EXCHANGE CONTRACTS

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

    FOREIGN GOVERNMENT SECURITIES

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes additional types of fixed income securities in which the Fund invests.

    CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    MORTGAGE BACKED SECURITIES

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

    ASSET BACKED SECURITIES

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

    ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

    BANK INSTRUMENTS

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

    DERIVATIVE CONTRACTS

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

    OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Fund may:

     Buy call options on foreign currencies, foreign currency futures, portfolio securities and securities indices in anticipation of an increase in the value of the underlying asset.

     Buy put options on foreign currencies, foreign currency futures, portfolio securities and securities indices in anticipation of a decrease in the value of the underlying asset.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

    HYBRID INSTRUMENTS

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

        The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS
    REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

    REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.

    SECURITIES LENDING

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS



CURRENCY RISKS

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

EURO RISKS

     The Fund makes significant investments in securities denominated in Euro, the new single currency of the European Monetary union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign issuers may not provide the same type or amount of information to investors as U.S. public companies, and the information may not be as timely or accessable. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

BOND MARKET RISKS

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.

CALL RISKS

o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS

     o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.

    Infrequent trading may also lead to greater price volatility.

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

INVESTMENT LIMITATIONS

ACQUIRING SECURITIES

     The Fund will not acquire any securities of Fiduciary Trust Company International or its affiliates.

CONCENTRATION OF INVESTMENTS

     The Fund will not invest more than 25% of its total assets in securities of any one government or supranational issuer.

BORROWING

     The Fund will not borrow money except from banks or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed, but entering into futures contracts shall not be considered borrowing. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. The Fund will not purchase securities while outstanding borrowings exceed 5% of the value of its total assets.

PLEDGING SECURITIES

     The Fund will not mortgage, pledge, or hypothecate securities, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost. For purposes of the limitation, (a) the deposit of assets in escrow in connection with the writing of covered call and secured put options, and (b) collateral arrangements with respect to (i) the purchase and sale of options and (ii) initial or variation margins for futures contracts, will not be deemed to be pledges of the Fund's assets.

BUYING ON MARGIN

     The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities, and except that the Fund may make margin deposits or payments in connection with its use of options, futures contracts, and options on futures contracts.

ISSUING SENIOR SECURITIES

     The Fund will not issue senior securities except in connection with transactions described in other investment limitations or as required by forward commitments to purchase securities or currencies.

UNDERWRITING

     The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.

INVESTING IN REAL ESTATE

     The Fund will not invest in real estate, including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

INVESTING IN COMMODITIES

     The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell futures contracts and options thereon, provided that the sum of its initial margin deposits on open contracts will not exceed 5% of the fair market value of the Fund's net assets. Further, the Fund may engage in transactions in foreign currencies and may purchase and sell options on foreign currencies and indices for hedging purposes.

LENDING CASH OR SECURITIES

     The Fund will not lend any assets except portfolio securities. This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or its Articles of Incorporation.

INVESTING IN MINERALS

     The Fund will not invest in interests in oil, gas, or other mineral exploration or development programs or leases.
DEALING IN PUTS AND CALLS

     The Fund may not write or purchase options, except that the Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options, provided that no more than 5% of its net assets may be invested in premiums of such options.

SELLING SHORT

     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities, or (2) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. The segregated amount will not exceed 10% of the Fund's net assets. While in a short position, the Fund will retain the securities, rights, or segregated assets.


     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

PURCHASING SECURITIES TO EXERCISE CONTROL

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, repurchase agreements with maturities longer than seven days after notice, and certain over-the-counter options.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund did not borrow money, invest in reverse repurchase agreements, pledge securities in excess of 5% of the value of its total assets, or sell securities short in an amount exceeding 5% of its net assets during the past year and does not anticipate doing so during the current fiscal year.

DIVERSIFICATION OF INVESTMENTS

     With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.


PORTFOLIO TURNOVER

     Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. For the fiscal years ended November 30, 1998 and 1997, the portfolio turnover rates were 37% and 67%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

     Market values of the Fund's portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

     You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS


     Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES


     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

LETTER OF INTENT (CLASS A SHARES)

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period in order to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases..

REINVESTMENT PRIVILEGE

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV, without any sales charge.

PURCHASES BY AFFILIATES OF THE FUND

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


FEDERATED LIFE MEMBERS

     Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE


     These reductions or eliminations are offered because no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES


     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

CLASS A SHARES


     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

AMOUNT                  ADVANCE PAYMENTS AS A PERCENTAGE OF PUBLIC
                        OFFERING PRICE

First $1 - $5           0.75%
million
---------------------
Next $5 - $20           0.50%
million
---------------------
Over $20 million        0.25%

---------------------

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

HOW TO BUY SHARES

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional aboutthe services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Jato, National City Bank Minneapolis, Minneapolis, Minnesota, 22.31% of Class A Shares; Lacross & Co., North Central Trust Co., Lacrosse, Wisconsin, 16.50% of Class A Shares; Charles Schwab & Co., Inc., San Francisco, California, 9.68% of Class A Shares; Wabank & Co., Waukesha, Wisconsin, 5.56% of Class A Shares; Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Jacksonville, Florida, 6.21% of Class B Shares; and Merrill Lynch Pierce Fenner & Smith, for the sole benefit of its customers, Jacksonville, Florida, 27.42% of Class C Shares.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX


     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS


     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of two funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, and C
Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                          AGGREGATE       TOTAL
BIRTHDATE                                                                     COMPENSATION    COMPENSATION
ADDRESS                      PRINCIPAL OCCUPATIONS                            FROM            FROM CORPORATION
------------------------     FOR PAST 5 YEARS                                 CORPORATION     AND FUND COMPLEX
POSITION WITH
CORPORATION


JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
Birthdate: July 28, 1924     Trustee of the Federated Fund Complex;                           Corporation and
Federated Investors          Chairman and Director, Federated Investors,                      54 other
Tower                        Inc.; Chairman and Trustee, Federated                            investment
1001 Liberty Avenue          Advisers, Federated Management, and                              companies
Pittsburgh, PA               Federated Research; Chairman and Director,                       in the Fund
CHAIRMAN and DIRECTOR        Federated Research Corp., and Federated                          Complex
                             Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Corporation and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
DIRECTOR                     Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund          $1,405.25     $125,264.48 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Corporation and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

DIRECTOR

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund          $1,405.25     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Corporation and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
DIRECTOR                     Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previous Positions: Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------

-------------------------
LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Corporation and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
DIRECTOR                     Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

-------------------------

-------------------------
PETER E. MADDEN              Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Corporation and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
DIRECTOR                     Retired: Director, VISA USA and VISA                             in the Fund
                             International; Chairman and Director,                            Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

-------------------------
CHARLES F. MANSFIELD,        Director or Trustee of some of the                        $0     $0 for the
JR.                          Federated Funds; Management Consultant.                          Corporation and
Birthdate: April 10,                                                                          25  other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
DIRECTOR                     Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

-------------------------
JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Corporation and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
DIRECTOR                     Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

-------------------------

-------------------------
MARJORIE P. SMUTS            Director or Trustee of the Federated Fund          $1,277.32     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Corporation and
Pittsburgh, PA                                                                                54 other
DIRECTOR                     Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
JOHN S. WALSH                Director or Trustee of some of the                        $0     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Corporation and
1957                         Heat Wagon, Inc.; President and Director,                        22  other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies
DIRECTOR                     Manufacturers Products, Inc.; Director,                          in the Fund
                             Walsh & Kelly, Inc.; formerly, Vice                              Complex
                             President, Walsh & Kelly, Inc.

-------------------------
GLEN R. JOHNSON              Trustee, Federated Investors, Inc.; staff                 $0     $0 for the
Birthdate: May 2, 1929       member, Federated Securities Corp.                               Corporation and
Federated Investors                                                                           8 other
Tower                                                                                         investment
1001 Liberty Avenue                                                                           companies
Pittsburgh, PA                                                                                in the Fund
PRESIDENT                                                                                     Complex
-------------------------
J. CHRISTOPHER DONAHUE+      President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Corporation and
1949                         Trustee of some of the Funds in the                              16other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
EXECUTIVE VICE PRESIDENT     Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

-------------------------




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Corporation and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

-------------------------
JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Corporation and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE               Research Corp.; Director, Federated
PRESIDENT and SECRETARY      Services Company; Director, Federated
                             Securities Corp.

-------------------------
RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Corporation and
1954                         Division, Federated Investors, Inc.;                             54other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

-------------------------
RICHARD B. FISHER            President or Vice President of some of the                $0     $0 for the
Birthdate: May 17, 1923      Funds in the Federated Fund Complex;                             Corporation and
Federated Investors          Director or Trustee of some of the Funds in                      6 other
Tower                        the Federated Fund Complex; Executive Vice                       investment
1001 Liberty Avenue          President, Federated Investors, Inc.;                            companies
Pittsburgh, PA               Chairman and Director, Federated Securities                      in the Fund
VICE PRESIDENT               Corp.                                                            Complex
-------------------------
HENRY A. FRANTZEN            Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: November 28,      various other Funds in the Federated Fund                        Corporation and
1942                         Complex; Executive Vice President,                               3 other
Federated Investors          Federated Investment Counseling, Federated                       investment
Tower                        Global Research Corp., Federated Advisers,                       companies
1001 Liberty Avenue          Federated Management, Federated Research,                        in the Fund
Pittsburgh, PA               and Passport Research, Ltd.; Registered                          Complex
CHIEF INVESTMENT OFFICER     Representative, Federated Securities Corp.;
                             Vice President, Federated Investors, Inc.;
                             Formerly: Executive Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Chief Investment Officer/Manager,
                             International Equities, Brown Brothers
                             Harriman & Co.; Managing Director, BBH
                             Investment Management Limited.
-------------------------
DREW J. COLLINS              Drew J. Collins is Vice President  of the                 $0     $0 for the
Birthdate:  December         Corporation.  Mr. Collins joined Federated                       Corporation and
19, 1956                     Investors in 1995 as A SENIOR PORTFOLIO                          one other
                                                  -------------------
Federated Investors          MANAGER AND a Senior Vice President of the                       investment
                             -----------
Tower                        Fund's investment adviser.  Mr. Collins                          company
1001 Liberty Avenue          served as Vice President/Portfolio Manager                       in the Fund
Pittsburgh, PA               of international equity portfolios at                            Complex
VICE PRESIDENT               Arnhold and Bleichroeder, Inc. from 1994 to
                             1995.  He served as an Assistant Vice
                             President/Portfolio Manager for
                             international equities at the College
                             Retirement Equities Fund from 1986 to
                             1994.  Mr. Collins is a Chartered Financial
                             Analyst and received his M.B.A. in finance
                             from the Wharton School of The University
                             of Pennsylvania.



     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.


     The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund
Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES






FOR THE YEAR ENDED NOVEMBER 30,

                                                 1998                 1997                1996
Advisory Fee Earned                        $1,306,572           $1,615,465          $1,476,050
---------------------------------
Advisory Fee Reduction                        $37,551                   $0                  $0
---------------------------------
Brokerage Commissions                              $0                   $0                  $0
---------------------------------
Administrative Fee                           $185,000             $185,000            $184,998
---------------------------------
12b-1 Fee

---------------------------------
   Class A Shares                            $154,516                 ----                ----
---------------------------------
   Class B Shares                             $93,308                 ----                ----
---------------------------------
   Class C  Shares                            $54,395                 ----                ----
---------------------------------
Shareholder Services Fee

---------------------------------
   Class A Shares                            $278,129                 ----                ----
---------------------------------
   Class B Shares                             $31,103                 ----                ----
---------------------------------
   Class C Shares                             $18,132                 ----                ----
---------------------------------



     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELDS

     Total returns given for the one-, five-year and since inception periods ended NOVEMBER 30, 1998.

Yields given for the 30-day period ended NOVEMBER 30, 1998.




                              30-Day     1 Year   5 Years     Since Inception*
                              Period

CLASS A SHARES

Total Return           5.27%             5.74%                   8.62%
Yield                       3.05%


                       1 Year            5 Years            Since Inception*
CLASS B SHARES

Total Return           3.95%             NA                      7.80%
Yield        2.45%


                       1 Year            5 Years            Since Inception*
CLASS C SHARES

Total Return           8.42%             5.93%                   8.60%
Yield        2.45%



* Class A Shares inception date was June 4, 1991.
   Class B Shares inception date was September 28, 1994.
   Class C Shares inception date was April 1, 1993.

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills. The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



o LIPPER ANALYTICAL SERVICES, INC., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.

o SALOMON BROTHERS HIGH GRADE BOND INDEX; SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX; AND J.P. MORGAN GOVERNMENT BOND INDEX.

o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

O LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.21 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 156 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated International Income Fund dated November 30, 1998.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

     PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection. o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

ADDRESSES

FEDERATED INTERNATIONAL INCOME FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

   Federated Global Investment Management Corp.
175 Water Street

New York, NY 10038-4965

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
   225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION
Item 23.       EXHIBITS:

(a)    Conformed copy of the Articles of Incorporation of the Registrant; (10)
(b)   (i)  Copy of the By-Laws of the Registrant; (10)

      (ii) Copy of Amendment No. 1 to the By-Laws;(21)

      (iii) Copy of Amendment No. 2 to the By-Laws
            (effective February 23, 1998); (21)
      (iv)     Copy of Amendment No. 3 to the By-Laws
               (effective February 27, 1998); (21)
      (v)      Copy of Amendment No. 4 to the By-Laws

                (effective May 12, 1998); (21)

(c) Copy of Specimen Certificate for Shares of Common Stock for Class A Shares, Class B Shares, and Class C Shares of International Equity Fund and International Income Fund; (14)

(d)    (i)     Conformed copy of Investment Advisory Contract of the Registrant dated March 15, 1994; (15)
       (ii)    Conformed copy of Assignment of Investment Advisory
               Contract; (16)

(e)    (i)     Conformed copy of Distributor's Contract of the Registrant dated February 11, 1991, through and including Exhibit E; (14)
       (ii)    Conformed copy of Exhibit F to the Distributor's Contract of the
               Registrant adding Class B Shares to the current existing
               Distributor's Contract; (16)

       (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from
               Item 24(b) (6) of the Cash Trust Series II Registration
               Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 2-91776 and 811-3984);

+       All Exhibits have been filed electronically.

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos. 2-91776 and 811-3984).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).

21. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed November 30, 1998 (File Nos. 2-91776 and 811-3984).

(iv) Conformed Copy of New Distributor's Contract on behalf of Class B Shares of the Registrant; (20)
(f)    Not applicable;
(g)      (i)   Conformed copy of the Custodian Contract of the Registrant (14);

        (ii)   Conformed Copy of Fee Schedule for Custodian Contract; (19)

(h)      (i)   Conformed Copy of Amended and Restated Agreement for Fund
               Accounting Services, Administrative Services, Transfer Agency
               Services, and Custody Services Procurement; (21)

        (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;

       (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

        (iv) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

         (v) Conformed Copy of Amended and Restated Shareholder Services Agreement; (19)

        (vi) Conformed Copy of Principal Shareholder Servicer's Agreement on behalf of Class B Shares of the Registrant; (20)

       (vii)   Conformed Copy of Shareholder Services Agreement on behalf of
               Class B Shares of   the Registrant; (20)

        (i)    Conformed copy of the Opinion and Consent   of Counsel as to
               legality of shares being  registered; (17)

___

+       All Exhibits have been filed electronically.

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).

19. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 31 on Form N-1A filed November 24, 1997 (File Nos. 2-91776 and 811-3984).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed April 25, 1996 (File Nos. 2-91776 and 811-3984).

20. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 on Form N-1A filed January 28, 1998 (File Nos. 2-91776 and 811-3984).

21. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed November 30, 1998 (File Nos. 2-91776 and 811-3984).

    (j)    Conformed copy of Consent of Independent Public Accountants; +
    (k)    Not applicable;
    (l)    Copy of Initial Capital Understanding; (2)

    (m)      (i)   Conformed copy of Rule 12b-1 Plan of the Registrant, through and including Exhibit B; (14)
            (ii)   Conformed copy of Exhibit C to Rule 12b-1 Plan of the
                   Registrant adding Class B Shares to the current existing
                   Rule 12b-1 Plan; (16)
           (iii)   Copy of 12b-1 Agreement, through and including
                   Exhibit C; (14)

            (iv)   The responses described in Item 24(b) (6) are hereby
                   incorporated by reference;
             (v)   Conformed Copy of Amendment No. 1 and Schedule A to the
                   12b-1 Plan on behalf of Class B Shares of the
                   Registrant; (20)
    (n)    Copy of Financial Data Schedules; +
    (o)    The Registrant hereby incorporates the conformed
           copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File
           Nos. 33-52149 and 811-07141);
    (p)      (i)   Conformed copy of Power of Attorney; (18)

(ii)    Conformed copy of Limited Power of Attorney; (20)
(iii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
(iv)    Conformed copy of Power of Attorney of Treasurer of the Registrant; +
(v)     Conformed copy of Power of Attorney of Director of the Registrant; +
(vi)    Conformed copy of Power of Attorney of Director of the Registrant; +

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS:

               None

Item 25.       INDEMNIFICATION: (13)

+       All Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed August 17, 1984 (File Nos. 2-91776 and 811-3984).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and 811-3984).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed January 27, 1997 (File Nos. 2-91776 and 811-3984).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed January 28, 1998 (File Nos. 2-91776 and 811-3984).

Item 26.   Business and Other Connections of the Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27        PRINCIPAL UNDERWRITERS:

     (a)....Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Fisher                   Director, Chairman, Chief
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice
Federated Investors Tower           President,
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR             WITH REGISTRANT

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c) Not applicable.


Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant

                                                   Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA 15237-7000

Federated Shareholder Services Company      Federated Investors Tower
("Transfer Agent and Dividend                      1001 Liberty Avenue
Disbursing Agent")                          Pittsburgh, PA 15222-3779

Federated Services Company                  Federated Investors Tower
("Administrator")                                  1001 Liberty Avenue

                                                   Pittsburgh, PA 15222-3779

Federated Global Investment Management

 Corp.                                      175 Water Street
("Adviser")                                        New York, New York 10038-4965

State Street Bank and Trust Company         P.O. Box 8600
("Custodian")                               Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INTERNATIONAL SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on this 28th day of January, 1999.

                           INTERNATIONAL SERIES, INC.

                      BY: /s/ Karen M. Brownlee
                      Karen M. Brownlee, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      January 28, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                 DATE

By:  /s/ Karen M. Brownlee          Attorney in Fact           January 28, 1998
     Karen M. Brownlee              for the Persons
     ASSISTANT SECRETARY            Listed Below

     NAME                           TITLE

John F. Donahue*                    Chairman and Director
                                    (Chief Executive Officer)

Glen R. Johnson*                    President

Richard J. Thomas*                  Treasurer
                                    (Principal Financial and
                                    Accounting Officer)

Henry A. Frantzen*                  Chief Investment Officer

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

William J. Copeland*                Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr.*          Director

John E. Murray, Jr.*                Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney